NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance

Company and Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
139 shares (cost $3,360)	$4,095
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
331 shares (cost $13,152)	18,681
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
43 shares (cost $880)	712
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
731 shares (cost $10,207)	10,374
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2,055 shares (cost $29,721)	27,068
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
70 shares (cost $497)	624
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
77 shares (cost $905)	710
NVIT Money Market Fund - Class V (SAM5)
7,087 shares (cost $7,087)	7,087
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,716 shares (cost $35,967)	46,118
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
1,519 shares (cost $23,279)	15,354
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
23,542 shares (cost $183,141)	226,236
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,759 shares (cost $35,973)	42,576
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,473 shares (cost $62,185)	57,197
NVIT Multi-Manager Small Company Fund - Class I (SCF)
42 shares (cost $923)	755
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
4,321 shares (cost $65,427)	65,643
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
3,582 shares (cost $23,149)	30,874
V.I. Capital Development Fund - Series I (AVCDI)
350 shares (cost $5,509)	4,694
VPS Growth and Income Portfolio - Class A (ALVGIA)
4,273 shares (cost $102,792)	73,456
VP Value Fund - Class I (ACVV)
0.18 shares (cost $1)	1
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,293 shares (cost $82,652)	76,778
Stock Index Fund, Inc. - Initial Shares (DSIF)
2,135 shares (cost $70,166)	63,355
Appreciation Portfolio - Initial Shares (DCAP)
2,324 shares (cost $84,441)	82,354
International Value Portfolio - Initial Shares (DVIV)
836 shares (cost $10,982)	9,372
Quality Bond Fund II - Primary Shares (FQB)
1,232 shares (cost $13,685)	14,226
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
13,369 shares (cost $308,841)	253,484
VIP Fund - Growth Portfolio - Service Class (FGS)
1,683 shares (cost $52,370)	62,248
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
298 shares (cost $3,620)	3,795

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,006 shares (cost $30,873)	32,721
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
264 shares (cost $5,567)	4,404
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
358 shares (cost $6,365)	5,816
Templeton Foreign Securities Fund - Class 3 (TIF3)
973 shares (cost $16,118)	13,849
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
1,849 shares (cost $25,907)	26,070
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2,835 shares (cost $76,310)	85,814
Global Securities Fund/VA - Class 3 (OVGS3)
430 shares (cost $12,423)	13,121
All Asset Portfolio - Administrative Class (PMVAAA)
980 shares (cost $11,286)	10,765
Low Duration Portfolio - Administrative Class (PMVLDA)
19,667 shares (cost $199,513)	205,323
Real Return Portfolio - Administrative Class (PMVRRA)
1,654 shares (cost $20,948)	21,728
Total Return Portfolio - Administrative Class (PMVTRA)
31,891 shares (cost $336,672)	353,348
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
240 shares (cost $2,445)	2,549
Micro-Cap Portfolio - Investment Class (ROCMC)
4,684 shares (cost $55,407)	57,048
Mid-Cap Growth Portfolio - II (TRMCG2)
1,633 shares (cost $37,591)	39,353
New America Growth Portfolio (TRNAG1)
438 shares (cost $9,004)	9,800

Total Investments	$2,079,576

Accounts Payable	(129)

$2,079,447

Contract Owners’ Equity:
Accumulation units	2,079,447

Total Contract Owners’ Equity (note 5)	$2,079,447

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	JABS	JAIGS2	LOVMCV	NVAMV1	GEM3	NVIE6	GVIDA
Reinvested dividends	$24,450	100	88	3	16	17	5	11
Mortality and expense risk charges (note 2)	(18,058)	(36)	(155)	(4)	(6)	(229)	(4)	(4)

Net investment income (loss)	6,392	64	(67)	(1)	10	(212)	1	7

Realized gain (loss) on investments	(18,186)	11	35	(6)	-	(71)	-	(4)
Change in unrealized gain (loss) on investments	241,361	198	3,628	148	168	3,837	67	85

Net gain (loss) on investments	223,175	209	3,663	142	168	3,766	67	81

Reinvested capital gains	25,629	-	-	-	22	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$255,196	273	3,596	141	200	3,554	68	88

Investment Activity:	SAM5	NVMIG3	GVDIV6	NVMLG1	SCGF	SCVF	SCF	NVOLG1
Reinvested dividends	$-	327	308	105	-	289	2	3
Mortality and expense risk charges (note 2)	(66)	(390)	(146)	(1,914)	(344)	(467)	(4)	(36)

Net investment income (loss)	(66)	(63)	162	(1,809)	(344)	(178)	(2)	(33)

Realized gain (loss) on investments	-	49	(6,399)	245	9	(92)	(6)	-
Change in unrealized gain (loss) on investments	-	5,304	6,821	20,610	8,648	11,858	156	216

Net gain (loss) on investments	-	5,353	422	20,855	8,657	11,766	150	216

Reinvested capital gains	-	-	-	9,454	-	-	-	17

Net increase (decrease) in contract owners’ equity resulting from operations	$(66)	5,290	584	28,500	8,313	11,588	148	200

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVRE1	AVCDI	ALVGIA	ACVV	DVSCS	DSIF	DCAP	DVIV
Reinvested dividends	$522	-	-	114	374	1,048	1,577	158
Mortality and expense risk charges (note 2)	(259)	(38)	(636)	(66)	(630)	(544)	(704)	(82)

Net investment income (loss)	263	(38)	(636)	48	(256)	504	873	76

Realized gain (loss) on investments	65	(26)	(415)	(2,923)	(127)	(132)	(120)	(15)
Change in unrealized gain (loss) on investments	4,281	770	8,933	3,619	15,560	7,288	9,502	255

Net gain (loss) on investments	4,346	744	8,518	696	15,433	7,156	9,382	240

Reinvested capital gains	2,322	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,931	706	7,882	744	15,177	7,660	10,255	316

Investment Activity:	FQB	FCS	FEIS	FGS	FIGBS	FMCS	FOSR	FTVSV2
Reinvested dividends	$673	28	4,068	97	132	77	53	37
Mortality and expense risk charges (note 2)	(132)	(525)	(2,176)	(508)	(34)	(269)	(36)	(46)

Net investment income (loss)	541	(497)	1,892	(411)	98	(192)	17	(9)

Realized gain (loss) on investments	-	(8,556)	(491)	36	2	(69)	(24)	(28)
Change in unrealized gain (loss) on investments	450	17,173	29,719	11,781	98	7,225	469	1,277

Net gain (loss) on investments	450	8,617	29,228	11,817	100	7,156	445	1,249

Reinvested capital gains	-	-	-	185	41	92	8	-

Net increase (decrease) in contract owners’ equity resulting from operations	$991	8,120	31,120	11,591	239	7,056	470	1,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TIF3	GVMCE	BNCAI	OVGS3	PMVAAA	PMVLDA	PMVRRA	PMVTRA
Reinvested dividends	$208	161	-	55	754	3,277	307	8,361
Mortality and expense risk charges (note 2)	(119)	(215)	(712)	(98)	(96)	(1,934)	(203)	(3,319)

Net investment income (loss)	89	(54)	(712)	(43)	658	1,343	104	5,042

Realized gain (loss) on investments	(33)	(101)	1,057	(25)	(10)	7	8	155
Change in unrealized gain (loss) on investments	897	5,173	17,374	1,589	508	6,423	1,136	7,725

Net gain (loss) on investments	864	5,072	18,431	1,564	498	6,430	1,144	7,880

Reinvested capital gains	-	-	-	-	-	665	189	10,422

Net increase (decrease) in contract owners’ equity resulting from operations	$953	5,018	17,719	1,521	1,156	8,438	1,437	23,344

Investment Activity:	PIHYB1	ROCMC	TREI2	TRMCG2	TRNAG1
Reinvested dividends	$128	926	24	-	17
Mortality and expense risk charges (note 2)	(21)	(451)	(16)	(304)	(80)

Net investment income (loss)	107	475	8	(304)	(63)

Realized gain (loss) on investments	(2)	(47)	(62)	(75)	(6)
Change in unrealized gain (loss) on investments	265	12,304	273	6,145	1,405

Net gain (loss) on investments	263	12,257	211	6,070	1,399

Reinvested capital gains	-	-	-	2,015	197

Net increase (decrease) in contract owners’ equity resulting from operations	$370	12,732	219	7,781	1,533

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		JABS		JAIGS2		LOVMCV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,392	98,917	64	730	(67)	162	(1)	(1)
Realized gain (loss) on investments	(18,186)	(37,939)	11	17,019	35	(6)	(6)	(9)
Change in unrealized gain (loss) on investments	241,361	501,036	198	7,502	3,628	6,316	148	127
Reinvested capital gains	25,629	41,820	-	4,869	-	111	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	255,196	603,834	273	30,120	3,596	6,583	141	117

Equity transactions:
Purchase payments received from contract owners	-	(20)	-	-	-	-	-	-
Transfers between funds	-	-	-	21,804	-	-	-	-
Redemptions	-	(3,117,725)	-	(168,577)	-	-	-	-
Contract maintenance charges (note 2)	(572)	(569)	(31)	(32)	-	-	(4)	(3)
Adjustments to maintain reserves	(5)	386	(1)	(4)	(2)	(7)	(8)	(4)

Net equity transactions	(577)	(3,117,928)	(32)	(146,809)	(2)	(7)	(12)	(7)

Net change in contract owners’ equity	254,619	(2,514,094)	241	(116,689)	3,594	6,576	129	110
Contract owners’ equity beginning of period	1,824,828	4,338,922	3,852	120,541	15,074	8,498	580	470

Contract owners’ equity end of period	$2,079,447	1,824,828	4,093	3,852	18,668	15,074	709	580

CHANGES IN UNITS:
Beginning units	153,362	388,103	256	9,964	652	652	62	63
Units purchased	6,574	34,347	-	1,698	-	-	-	-
Units redeemed	(5,949)	(269,088)	(2)	(11,406)	-	-	(1)	(1)

Ending units	153,987	153,362	254	256	652	652	61	62

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAMV1		GEM3		NVIE6		GVIDA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10	-	(212)	62	1	(2)	7	2
Realized gain (loss) on investments	-	-	(71)	(143)	-	(1)	(4)	(9)
Change in unrealized gain (loss) on investments	168	-	3,837	9,080	67	59	85	107
Reinvested capital gains	22	-	-	-	-	-	-	31

Net increase (decrease) in contract owners’ equity resulting from operations	200	-	3,554	8,999	68	56	88	131

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	1	-	-
Transfers between funds	10,175	-	-	-	-	501	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(14)	(13)	(3)	-	(3)	(3)
Adjustments to maintain reserves	(6)	-	(9)	(1)	(5)	3	-	(9)

Net equity transactions	10,169	-	(23)	(14)	(8)	505	(3)	(12)

Net change in contract owners’ equity	10,369	-	3,531	8,985	60	561	85	119
Contract owners’ equity beginning of period	-	-	23,526	14,541	561	-	627	508

Contract owners’ equity end of period	$10,369	-	27,057	23,526	621	561	712	627

CHANGES IN UNITS:
Beginning units	-	-	1,150	1,151	80	-	46	47
Units purchased	739	-	-	-	-	80	-	-
Units redeemed	-	-	(1)	(1)	(1)	-	-	(1)

Ending units	739	-	1,149	1,150	79	80	46	46

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM5		NVMIG3		GVDIV6		NVMLG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(66)	(158)	(63)	(19)	162	181	(1,809)	(32)
Realized gain (loss) on investments	-	-	49	(2)	(6,399)	(229)	245	(58)
Change in unrealized gain (loss) on investments	-	-	5,304	4,847	6,821	5,011	20,610	22,484
Reinvested capital gains	-	-	-	-	-	-	9,454	-

Net increase (decrease) in contract owners’ equity resulting from operations	(66)	(158)	5,290	4,826	584	4,963	28,500	22,394

Equity transactions:
Purchase payments received from contract owners	-	-	-	27	-	-	-	197
Transfers between funds	-	(21,804)	-	35,978	(7,752)	-	-	175,160
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(9)	(9)	-	-
Adjustments to maintain reserves	(2)	-	(1)	(2)	2	2	-	(16)

Net equity transactions	(2)	(21,804)	(1)	36,003	(7,759)	(7)	-	175,341

Net change in contract owners’ equity	(68)	(21,962)	5,289	40,829	(7,175)	4,956	28,500	197,735
Contract owners’ equity beginning of period	7,154	29,116	40,829	-	22,531	17,575	197,735	-

Contract owners’ equity end of period	$7,086	7,154	46,118	40,829	15,356	22,531	226,235	197,735

CHANGES IN UNITS:
Beginning units	653	2,634	4,951	-	2,106	2,107	24,324	-
Units purchased	-	-	-	4,951	-	-	-	24,324
Units redeemed	-	(1,981)	-	-	(737)	(1)	-	-

Ending units	653	653	4,951	4,951	1,369	2,106	24,324	24,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCGF		SCVF		SCF		NVOLG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(344)	(271)	(178)	(150)	(2)	(3)	(33)	-
Realized gain (loss) on investments	9	(67)	(92)	(207)	(6)	(12)	-	-
Change in unrealized gain (loss) on investments	8,648	7,465	11,858	9,485	156	167	216	-
Reinvested capital gains	-	-	-	-	-	-	17	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,313	7,127	11,588	9,128	148	152	200	-

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	65,443	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3)	(3)	(3)	(3)	-	-
Adjustments to maintain reserves	-	(2)	1	(10)	3	5	2	-

Net equity transactions	-	(2)	(2)	(13)	-	2	65,445	-

Net change in contract owners’ equity	8,313	7,125	11,586	9,115	148	154	65,645	-
Contract owners’ equity beginning of period	34,267	27,142	45,609	36,494	613	459	-	-

Contract owners’ equity end of period	$42,580	34,267	57,195	45,609	761	613	65,645	-

CHANGES IN UNITS:
Beginning units	3,329	3,329	3,271	3,272	42	42	-	-
Units purchased	-	-	-	-	-	-	4,694	-
Units redeemed	-	-	-	(1)	-	-	-	-

Ending units	3,329	3,329	3,271	3,271	42	42	4,694	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVRE1		AVCDI		ALVGIA		ACVV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$263	112	(38)	(30)	(636)	1,876	48	294
Realized gain (loss) on investments	65	(44)	(26)	(45)	(415)	(490)	(2,923)	(66)
Change in unrealized gain (loss) on investments	4,281	3,444	770	1,240	8,933	9,398	3,619	926
Reinvested capital gains	2,322	76	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,931	3,588	706	1,165	7,882	10,784	744	1,154

Equity transactions:
Purchase payments received from contract owners	-	65	-	-	-	-	-	-
Transfers between funds	-	20,294	-	-	-	-	(8,053)	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2)	-	(12)	(12)	(5)	(5)	(11)	(11)
Adjustments to maintain reserves	2	(4)	(4)	1	(7)	4	4	-

Net equity transactions	-	20,355	(16)	(11)	(12)	(1)	(8,060)	(11)

Net change in contract owners’ equity	6,931	23,943	690	1,154	7,870	10,783	(7,316)	1,143
Contract owners’ equity beginning of period	23,943	-	4,000	2,846	65,584	54,801	7,316	6,173

Contract owners’ equity end of period	$30,874	23,943	4,690	4,000	73,454	65,584	-	7,316

CHANGES IN UNITS:
Beginning units	3,293	-	293	294	5,915	5,915	561	562
Units purchased	-	3,293	-	-	-	-	-	-
Units redeemed	-	-	(1)	(1)	(1)	-	(561)	(1)

Ending units	3,293	3,293	292	293	5,914	5,915	-	561

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVSCS		DSIF		DCAP		DVIV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(256)	803	504	546	873	1,011	76	236
Realized gain (loss) on investments	(127)	(237)	(132)	(228)	(120)	(207)	(15)	(24)
Change in unrealized gain (loss) on investments	15,560	2,554	7,288	7,946	9,502	7,234	255	1,865
Reinvested capital gains	-	8,738	-	2,933	-	4,671	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,177	11,858	7,660	11,197	10,255	12,709	316	2,077

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(14)	(14)	(48)	(47)	-	-	-	-
Adjustments to maintain reserves	(6)	(7)	(3)	(2)	(1)	9	(3)	(1)

Net equity transactions	(20)	(21)	(51)	(49)	(1)	9	(3)	(1)

Net change in contract owners’ equity	15,157	11,837	7,609	11,148	10,254	12,718	313	2,076
Contract owners’ equity beginning of period	61,611	49,774	55,743	44,595	72,103	59,385	9,057	6,981

Contract owners’ equity end of period	$76,768	61,611	63,352	55,743	82,357	72,103	9,370	9,057

CHANGES IN UNITS:
Beginning units	4,188	4,190	4,652	4,657	5,862	5,861	537	537
Units purchased	-	-	-	-	-	1	-	-
Units redeemed	(1)	(2)	(4)	(5)	-	-	-	-

Ending units	4,187	4,188	4,648	4,652	5,862	5,862	537	537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FQB		FCS		FEIS		FGS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$541	664	(497)	189	1,892	2,465	(411)	(258)
Realized gain (loss) on investments	-	(13)	(8,556)	(335)	(491)	(884)	36	(86)
Change in unrealized gain (loss) on investments	450	1,493	17,173	14,799	29,719	48,135	11,781	11,054
Reinvested capital gains	-	-	-	14	-	-	185	39

Net increase (decrease) in contract owners’ equity resulting from operations	991	2,144	8,120	14,667	31,120	49,716	11,591	10,749

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(65,443)	-	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(17)	(19)	(39)	(38)	(17)	(15)	(33)	(34)
Adjustments to maintain reserves	3	(2)	1	(11)	(6)	1	(2)	6

Net equity transactions	(14)	(21)	(65,481)	(49)	(23)	(14)	(35)	(28)

Net change in contract owners’ equity	977	2,123	(57,361)	14,618	31,097	49,702	11,556	10,721
Contract owners’ equity beginning of period	13,252	11,129	57,361	42,743	222,384	172,682	50,689	39,968

Contract owners’ equity end of period	$14,229	13,252	-	57,361	253,481	222,384	62,245	50,689

CHANGES IN UNITS:
Beginning units	1,097	1,099	3,809	3,814	18,921	18,923	4,656	4,660
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(1)	(2)	(3,809)	(5)	(2)	(2)	(3)	(4)

Ending units	1,096	1,097	-	3,809	18,919	18,921	4,653	4,656

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FOSR		FTVSV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$98	259	(192)	(73)	17	41	(9)	28
Realized gain (loss) on investments	2	(4)	(69)	(165)	(24)	(44)	(28)	(69)
Change in unrealized gain (loss) on investments	98	187	7,225	7,288	469	785	1,277	862
Reinvested capital gains	41	13	92	115	8	11	-	176

Net increase (decrease) in contract owners’ equity resulting from operations	239	455	7,056	7,165	470	793	1,240	997

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20)	(23)	(21)	(22)	(17)	(17)	(33)	(31)
Adjustments to maintain reserves	7	1	7	3	5	(9)	(3)	(2)

Net equity transactions	(13)	(22)	(14)	(19)	(12)	(26)	(36)	(33)

Net change in contract owners’ equity	226	433	7,042	7,146	458	767	1,204	964
Contract owners’ equity beginning of period	3,572	3,139	25,684	18,538	3,946	3,179	4,609	3,645

Contract owners’ equity end of period	$3,798	3,572	32,726	25,684	4,404	3,946	5,813	4,609

CHANGES IN UNITS:
Beginning units	303	305	2,010	2,012	320	323	429	434
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(1)	(2)	(1)	(2)	(1)	(3)	(3)	(5)

Ending units	302	303	2,009	2,010	319	320	426	429

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TIF3		GVMCE		BNCAI		OVGS3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$89	251	(54)	167	(712)	(612)	(43)	40
Realized gain (loss) on investments	(33)	(55)	(101)	(192)	1,057	(100)	(25)	(40)
Change in unrealized gain (loss) on investments	897	2,787	5,173	5,119	17,374	21,716	1,589	1,003
Reinvested capital gains	-	425	-	-	-	-	-	66

Net increase (decrease) in contract owners’ equity resulting from operations	953	3,408	5,018	5,094	17,719	21,004	1,521	1,069

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(9,642)	-	7,752	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7)	(7)	(48)	(46)	(18)	(18)	(17)	(15)
Adjustments to maintain reserves	(9)	(2)	(4)	(6)	(3)	(3)	(4)	-

Net equity transactions	(16)	(9)	(52)	(52)	(9,663)	(21)	7,731	(15)

Net change in contract owners’ equity	937	3,399	4,966	5,042	8,056	20,983	9,252	1,054
Contract owners’ equity beginning of period	12,908	9,509	21,099	16,057	77,753	56,770	3,869	2,815

Contract owners’ equity end of period	$13,845	12,908	26,065	21,099	85,809	77,753	13,121	3,869

CHANGES IN UNITS:
Beginning units	928	929	1,336	1,341	5,498	5,500	293	295
Units purchased	-	-	-	-	-	-	573	-
Units redeemed	(1)	(1)	(3)	(5)	(651)	(2)	(1)	(2)

Ending units	927	928	1,333	1,336	4,847	5,498	865	293

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVAAA		PMVLDA		PMVRRA		PMVTRA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$658	540	1,343	18,173	104	406	5,042	71,234
Realized gain (loss) on investments	(10)	(25)	7	(8,127)	8	(5)	155	51,384
Change in unrealized gain (loss) on investments	508	1,116	6,423	55,794	1,136	1,824	7,725	58,977
Reinvested capital gains	-	-	665	8,823	189	759	10,422	9,928

Net increase (decrease) in contract owners’ equity resulting from operations	1,156	1,631	8,438	74,663	1,437	2,984	23,344	191,523

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	-	(785,823)	-	-	-	(2,126,828)
Contract maintenance charges (note 2)	(18)	(21)	-	-	-	-	(43)	(47)
Adjustments to maintain reserves	4	(12)	7	125	-	(3)	38	353

Net equity transactions	(14)	(33)	7	(785,698)	-	(3)	(5)	(2,126,522)

Net change in contract owners’ equity	1,142	1,598	8,445	(711,035)	1,437	2,981	23,339	(1,934,999)
Contract owners’ equity beginning of period	9,620	8,022	196,859	907,894	20,291	17,310	329,967	2,264,966

Contract owners’ equity end of period	$10,762	9,620	205,304	196,859	21,728	20,291	353,306	329,967

CHANGES IN UNITS:
Beginning units	734	737	16,184	83,776	1,554	1,554	24,106	186,889
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(1)	(3)	-	(67,592)	-	-	(3)	(162,783)

Ending units	733	734	16,184	16,184	1,554	1,554	24,103	24,106

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PIHYB1		ROCMC		TREI2		TRMCG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$107	126	475	(327)	8	89	(304)	(310)
Realized gain (loss) on investments	(2)	(13)	(47)	(184)	(62)	(6,010)	(75)	(3,984)
Change in unrealized gain (loss) on investments	265	702	12,304	16,522	273	9,358	6,145	16,058
Reinvested capital gains	-	-	-	-	-	-	2,015	22

Net increase (decrease) in contract owners’ equity resulting from operations	370	815	12,732	16,011	219	3,437	7,781	11,786

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(2,122)	-	9,642	-
Redemptions	-	-	-	-	-	(17,566)	-	(18,931)
Contract maintenance charges (note 2)	(12)	(11)	(9)	(8)	(15)	(12)	-	-
Adjustments to maintain reserves	(3)	(1)	9	(5)	(3)	(3)	(4)	2

Net equity transactions	(15)	(12)	-	(13)	(2,140)	(17,581)	9,638	(18,929)

Net change in contract owners’ equity	355	803	12,732	15,998	(1,921)	(14,144)	17,419	(7,143)
Contract owners’ equity beginning of period	2,188	1,385	44,321	28,323	1,921	16,065	21,932	29,075

Contract owners’ equity end of period	$2,543	2,188	57,053	44,321	-	1,921	39,351	21,932

CHANGES IN UNITS:
Beginning units	162	163	2,599	2,600	155	1,608	1,360	2,596
Units purchased	-	-	-	-	-	-	568	-
Units redeemed	(1)	(1)	-	(1)	(155)	(1,453)	-	(1,236)

Ending units	161	162	2,599	2,599	-	155	1,928	1,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRNAG1		MSVRE		ACVI		ACVI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(63)	(64)	-	502	-	384	-	105
Realized gain (loss) on investments	(6)	(40)	-	(29,054)	-	2,424	-	90
Change in unrealized gain (loss) on investments	1,405	2,808	-	30,140	-	1,692	-	1,029
Reinvested capital gains	197	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,533	2,704	-	1,588	-	4,500	-	1,224

Equity transactions:
Purchase payments received from contract owners	-	-	-	(65)	-	(44)	-	(12)
Transfers between funds	-	-	-	(20,294)	-	(28,288)	-	(7,690)
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	(25)	-	(2)	-	-	-	-
Adjustments to maintain reserves	(1)	(11)	-	2	-	(1)	-	4

Net equity transactions	(27)	(36)	-	(20,359)	-	(28,333)	-	(7,698)

Net change in contract owners’ equity	1,506	2,668	-	(18,771)	-	(23,833)	-	(6,474)
Contract owners’ equity beginning of period	8,288	5,620	-	18,771	-	23,833	-	6,474

Contract owners’ equity end of period	$9,794	8,288	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	685	689	-	1,461	-	1,990	-	646
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(2)	(4)	-	(1,461)	-	(1,990)	-	(646)

Ending units	683	685	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		AMINS
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(449)	-	(2)
Realized gain (loss) on investments	-	(57,088)	-	(255)
Change in unrealized gain (loss) on investments	-	82,190	-	341
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	24,653	-	84

Equity transactions:
Purchase payments received from contract owners	-	(188)	-	(1)
Transfers between funds	-	(175,160)	-	(501)
Redemptions	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(3)
Adjustments to maintain reserves	-	2	-	3

Net equity transactions	-	(175,346)	-	(502)

Net change in contract owners’ equity	-	(150,693)	-	(418)
Contract owners’ equity beginning of period	-	150,693	-	418

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	18,428	-	54
Units purchased	-	-	-	-
Units redeemed	-	(18,428)	-	(54)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

CALVERT FUNDS

Variable Series, Inc. - Social Equity Portfolio (CVSSE)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)*

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

LORD ABBETT FUNDS

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)*

Gartmore NVIT Emerging Markets Fund - Class I (GEM)*

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

NVIT Core Bond Fund - Class I (NVCBD1)*

NVIT Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)*

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)*

Van Kampen NVIT Comstock Value Fund - Class I (EIF)*

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Development Fund - Series I (AVCDI)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class (FOS)*

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Templeton Foreign Securities Fund - Class 3 (TIF3)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)*

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)*

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted on redemptions from the contract. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 0.95%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$2,079,576	0	$2,079,576

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	$57	$68
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	122	157
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)	16	10
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	6	6
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	316	245
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	8	8
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	14	10
NVIT Money Market Fund - Class V (SAM5)	68	68
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	344	393
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	14,308	7,909
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,686	1,931
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	338	347
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	564	472
NVIT Multi-Manager Small Company Fund - Class I (SCF)	15	9
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	36	36
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	199	264
V.I. Capital Development Fund - Series I (AVCDI)	78	52
VPS Growth and Income Portfolio - Class A (ALVGIA)	1,057	642
VP Value Fund - Class I (ACVV)	11,054	8,131
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	774	647
Stock Index Fund, Inc. - Initial Shares (DSIF)	727	595
Appreciation Portfolio - Initial Shares (DCAP)	825	705
International Value Portfolio - Initial Shares (DVIV)	99	84
Quality Bond Fund II - Primary Shares (FQB)	150	150
VIP Fund - Contrafund Portfolio - Service Class (FCS)	74,565	66,009
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	2,685	2,194
VIP Fund - Growth Portfolio - Service Class (FGS)	507	543
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	53	55
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	362	293
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	78	54
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	110	82
Templeton Foreign Securities Fund - Class 3 (TIF3)	161	128
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)	365	264
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)	9,317	10,374
Global Securities Fund/VA - Class 3 (OVGS3)	141	116
All Asset Portfolio - Administrative Class (PMVAAA)	125	115
Low Duration Portfolio - Administrative Class (PMVLDA)	1,921	1,928
Real Return Portfolio - Administrative Class (PMVRRA)	196	204
Total Return Portfolio - Administrative Class (PMVTRA)	3,199	3,354
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)	36	34
Micro-Cap Portfolio - Investment Class (ROCMC)	509	462
Equity Income Portfolio - II (TREI2)	2,217	2,155
Mid-Cap Growth Portfolio - II (TRMCG2)	379	304
New America Growth Portfolio (TRNAG1)	114	108

Total	$129,901	$111,715

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VARIABLE ACCOUNT -14 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.95%	254	$16.115595	$4,093	2.57%	7.09%
2009	0.95%	256	15.048259	3,852	1.67%	24.39%
2008	0.95%	9,964	12.097700	120,541	3.24%	-16.86%
2007	0.95%	5,056	14.550581	73,568	2.25%	9.23%
2006	0.95%	5,376	13.320560	71,611	1.83%	9.37%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.95%	652	28.631209	18,668	0.54%	23.84%
2009	0.95%	652	23.118932	15,074	2.34%	77.37%
2008	0.95%	652	13.034181	8,498	2.65%	-52.66%
2007	0.95%	652	27.535901	17,953	0.45%	26.85%
2006	0.95%	652	21.707408	14,153	3.66%	45.31%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2010	0.95%	61	11.627172	709	0.42%	24.24%
2009	0.95%	62	9.358659	580	0.52%	25.41%
2008	0.95%	63	7.462343	470	1.31%	-39.93%
2007	0.95%	63	12.423321	783	0.53%	-0.38%
2006	0.95%	58	12.470722	723	0.83%	11.17%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.95%	1,461	12.848389	18,771	2.10%	-38.49%
2007	0.95%	5,109	20.887057	106,712	1.17%	-17.86%
2006	0.95%	4,979	25.429614	126,614	0.51%	36.74%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.95%	739	14.031133	10,369	0.15%	12.39%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.95%	1,149	23.548667	27,057	0.07%	15.11%
2009	0.95%	1,150	20.457349	23,526	1.29%	61.93%
2008	0.95%	1,151	12.633327	14,541	1.20%	-58.23%
2007	0.95%	1,152	30.245878	34,843	0.75%	44.16%
2006	0.95%	941	20.980892	19,743	1.19%	35.35%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2007	0.95%	2,093	21.685091	45,387	2.51%	19.24%
2006	0.95%	2,093	18.185742	38,063	3.91%	36.29%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.95%	79	7.854623	621	0.88%	11.93%
2009	0.95%	80	7.017451	561	0.00%	28.22%
NVIT Global Financial Services Fund - Class III (GVGFS)
2007	0.95%	1,423	15.075165	21,452	3.44%	-2.07%
2006	0.95%	1,423	15.393204	21,905	2.11%	19.20%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.95%	46	15.469289	712	1.66%	13.54%
2009	0.95%	46	13.624498	627	1.06%	26.00%
2008	0.95%	47	10.813324	508	2.08%	-37.44%
2007	0.95%	47	17.285822	812	2.11%	4.95%
2006	0.95%	43	16.471118	708	2.82%	15.76%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2007	0.95%	21,295	14.427043	307,224	2.69%	4.65%
2006	0.95%	21,613	13.785950	297,956	2.39%	10.30%
NVIT Money Market Fund - Class V (SAM5)
2010	0.95%	653	10.851153	7,086	0.00%	-0.95%
2009	0.95%	653	10.955211	7,154	0.09%	-0.89%
2008	0.95%	2,634	11.053943	29,116	2.12%	1.17%
2007	0.95%	2,634	10.926084	28,779	1.48%	3.86%
2006	0.95%	34,511	10.519572	363,041	4.33%	3.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -14 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.95%	4,951	9.314953	$46,118	0.80%	12.95%
2009	0.95%	4,951	8.246700	40,829	0.31%	35.16%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	0.95%	1,369	$11.216710	15,356	1.96%	4.85%
2009	0.95%	2,106	10.698343	22,531	1.91%	28.26%
2008	0.95%	2,107	8.341015	17,575	1.59%	-46.96%
2007	0.95%	2,108	15.726260	33,151	2.09%	1.72%
2006	0.95%	1,915	15.460731	29,607	2.70%	21.25%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.95%	24,324	9.300909	226,235	0.05%	14.41%
2009	0.95%	24,324	8.129207	197,735	0.34%	28.54%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.95%	3,329	12.790521	42,580	0.00%	24.26%
2009	0.95%	3,329	10.293605	34,267	0.00%	26.25%
2008	0.95%	3,329	8.153331	27,142	0.00%	-46.93%
2007	0.95%	3,328	15.363178	51,129	0.00%	8.70%
2006	0.95%	3,372	14.133306	47,658	0.00%	2.23%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.95%	3,271	17.485388	57,195	0.59%	25.40%
2009	0.95%	3,271	13.943396	45,609	0.55%	25.02%
2008	0.95%	3,272	11.153276	36,494	1.14%	-32.80%
2007	0.95%	3,272	16.596528	54,304	1.22%	-7.78%
2006	0.95%	3,269	17.997357	58,833	0.46%	16.18%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.95%	42	18.108338	761	0.30%	24.13%
2009	0.95%	42	14.588229	613	0.27%	33.42%
2008	0.95%	42	10.933874	459	0.85%	-38.78%
2007	0.95%	42	17.859082	750	0.14%	1.16%
2006	0.95%	39	17.654869	689	0.29%	10.98%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.95%	4,694	13.984922	65,645	0.00%	7.77%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.95%	3,293	9.375668	30,874	1.93%	28.95%
2009	0.95%	3,293	7.271004	23,943	0.86%	29.59%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.95%	292	16.061091	4,690	0.00%	17.65%
2009	0.95%	293	13.651518	4,000	0.00%	41.02%
2008	0.95%	294	9.680649	2,846	0.00%	-47.53%
2007	0.95%	295	18.450008	5,443	0.00%	9.79%
2006	0.95%	296	16.805451	4,974	0.00%	15.42%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.95%	5,914	12.420324	73,454	0.00%	12.02%
2009	0.95%	5,915	11.087720	65,584	4.24%	19.68%
2008	0.95%	5,915	9.264781	54,801	1.45%	-41.17%
2007	0.95%	15,184	15.748305	239,122	1.48%	4.11%
2006	0.95%	14,723	15.125959	222,699	1.33%	16.18%
VP International Fund - Class I (ACVI)
2008	0.95%	1,990	11.976251	23,833	0.80%	-45.35%
2007	0.95%	1,990	21.913826	43,609	0.66%	16.93%
2006	0.95%	1,990	18.741089	37,295	1.54%	23.84%
VP International Fund - Class III (ACVI3)
2008	0.95%	646	10.021993	6,474	0.80%	-45.35%
2007	0.95%	646	18.337988	11,846	0.66%	16.93%
2006	0.95%	646	15.682979	10,131	1.54%	23.84%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -14 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.95%	18,428	8.177406	$150,693	0.00%	-42.04%
2007	0.95%	18,428	14.108113	259,984	0.00%	19.86%
2006	0.95%	18,428	11.770437	216,906	0.00%	-4.19%
VP Value Fund - Class I (ACVV)
2009	0.95%	561	$13.041345	7,316	5.62%	18.72%
2008	0.95%	562	10.984512	6,173	2.40%	-27.47%
2007	0.95%	563	15.145377	8,527	2.18%	-6.04%
2006	0.95%	290	16.119722	4,675	2.14%	17.53%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.95%	4,187	18.334946	76,768	0.57%	24.63%
2009	0.95%	4,188	14.711220	61,611	2.53%	23.84%
2008	0.95%	4,190	11.879325	49,774	0.85%	-31.57%
2007	0.95%	4,190	17.360048	72,739	0.42%	-1.60%
2006	0.95%	3,742	17.642984	66,020	0.40%	13.33%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.95%	4,648	13.630048	63,352	1.85%	13.75%
2009	0.95%	4,652	11.982689	55,743	2.11%	25.13%
2008	0.95%	4,657	9.575881	44,595	0.62%	-37.74%
2007	0.95%	48,095	15.380362	739,719	1.77%	4.25%
2006	0.95%	47,602	14.753341	702,289	1.24%	14.40%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.95%	5,862	14.049355	82,357	2.15%	14.22%
2009	0.95%	5,862	12.299993	72,103	2.59%	21.39%
2008	0.95%	5,861	10.132242	59,385	0.71%	-30.22%
2007	0.95%	46,752	14.520506	678,863	1.54%	6.11%
2006	0.95%	47,088	13.684478	644,375	2.21%	15.37%
International Value Portfolio - Initial Shares (DVIV)
2010	0.95%	537	17.449261	9,370	1.82%	3.46%
2009	0.95%	537	16.865187	9,057	4.04%	29.73%
2008	0.95%	537	13.000301	6,981	2.46%	-37.92%
2007	0.95%	537	20.940324	11,245	1.58%	3.16%
2006	0.95%	537	20.299101	10,901	1.34%	21.44%
Quality Bond Fund II - Primary Shares (FQB)
2010	0.95%	1,096	12.982659	14,229	4.84%	7.47%
2009	0.95%	1,097	12.079854	13,252	6.40%	19.29%
2008	0.95%	1,099	10.126377	11,129	5.02%	-8.17%
2007	0.95%	1,101	11.027146	12,141	4.64%	4.38%
2006	0.95%	1,102	10.564731	11,642	7.85%	3.17%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95%	3,809	15.059363	57,361	1.35%	34.38%
2008	0.95%	3,814	11.206872	42,743	0.34%	-43.16%
2007	0.95%	35,588	19.716460	701,669	0.87%	16.39%
2006	0.95%	35,590	16.940595	602,916	1.30%	10.53%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.95%	18,919	13.398204	253,481	1.80%	14.00%
2009	0.95%	18,921	11.753303	222,384	2.29%	28.80%
2008	0.95%	18,923	9.125514	172,682	2.45%	-43.25%
2007	0.95%	18,924	16.080137	304,301	1.79%	0.45%
2006	0.95%	18,917	16.008276	302,829	3.10%	18.94%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.95%	4,653	13.377448	62,245	0.18%	22.88%
2009	0.95%	4,656	10.886708	50,689	0.35%	26.93%
2008	0.95%	4,660	8.576896	39,968	0.73%	-47.74%
2007	0.95%	4,663	16.410737	76,523	0.61%	25.66%
2006	0.95%	4,655	13.059759	60,793	0.26%	5.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -14 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.95%	302	12.575137	$3,798	3.54%	6.66%
2009	0.95%	303	11.790309	3,572	8.63%	14.57%
2008	0.95%	305	10.290486	3,139	4.06%	-4.26%
2007	0.95%	307	10.748753	3,300	4.08%	3.22%
2006	0.95%	309	10.413829	3,218	0.00%	3.31%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.95%	2,009	$16.289589	32,726	0.28%	27.48%
2009	0.95%	2,010	12.778039	25,684	0.61%	38.68%
2008	0.95%	2,012	9.213714	18,538	0.36%	-40.08%
2007	0.95%	2,015	15.377686	30,986	0.75%	14.38%
2006	0.95%	2,332	13.443925	31,351	0.00%	11.52%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.95%	319	13.804431	4,404	1.38%	11.94%
2009	0.95%	320	12.332349	3,946	2.16%	25.29%
2008	0.95%	323	9.843130	3,179	2.59%	-44.41%
2007	0.95%	324	17.707294	5,737	3.27%	16.11%
2006	0.95%	309	15.251016	4,713	0.00%	16.83%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.95%	426	13.645840	5,813	0.76%	27.00%
2009	0.95%	429	10.744341	4,609	1.66%	27.93%
2008	0.95%	434	8.398631	3,645	1.14%	-33.65%
2007	0.95%	437	12.658835	5,532	0.68%	-3.31%
2006	0.95%	435	13.092490	5,695	1.12%	15.87%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2007	0.95%	1,356	21.620261	29,317	1.97%	14.35%
2006	0.95%	1,356	18.906338	25,637	1.22%	20.29%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.95%	927	14.935311	13,845	1.66%	7.38%
2009	0.95%	928	13.909178	12,908	3.30%	35.89%
2008	0.95%	929	10.235315	9,509	1.55%	-40.96%
2007	0.95%	3,096	17.336028	53,672	2.13%	14.34%
2006	0.95%	2,897	15.161349	43,922	1.63%	20.31%
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2010	0.95%	1,333	19.553333	26,065	0.72%	23.81%
2009	0.95%	1,336	15.792461	21,099	1.91%	31.89%
2008	0.95%	1,341	11.974204	16,057	0.47%	-37.65%
2007	0.95%	8,165	19.204811	156,807	0.82%	2.22%
2006	0.95%	7,936	18.788110	149,102	1.81%	15.06%
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2010	0.95%	4,847	17.703621	85,809	0.00%	25.18%
2009	0.95%	5,498	14.142101	77,753	0.00%	37.01%
2008	0.95%	5,500	10.321844	56,770	0.00%	-39.72%
2007	0.95%	5,502	17.121844	94,204	0.00%	2.43%
2006	0.95%	5,249	16.715191	87,738	0.00%	14.43%
International Portfolio - S Class Shares (AMINS)
2008	0.95%	54	7.743748	418	0.00%	-46.95%
2007	0.95%	2,363	14.596206	34,491	1.68%	2.23%
2006	0.95%	2,359	14.278164	33,682	0.38%	22.28%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.95%	865	15.169316	13,121	0.55%	14.87%
2009	0.95%	293	13.205252	3,869	2.18%	38.37%
2008	0.95%	295	9.543438	2,815	1.51%	-40.76%
2007	0.95%	296	16.110628	4,769	1.46%	5.32%
2006	0.95%	245	15.296548	3,748	0.11%	16.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -14 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***
All Asset Portfolio - Administrative Class (PMVAAA)
2010	0.95%	733	14.681774	$10,762	7.39%	12.02%
2009	0.95%	734	13.106707	9,620	7.16%	20.42%
2008	0.95%	737	10.884236	8,022	6.13%	-16.64%
2007	0.95%	738	13.057320	9,636	7.58%	7.29%
2006	0.95%	739	12.169765	8,993	10.76%	3.67%
Low Duration Portfolio - Administrative Class (PMVLDA)
2010	0.95%	16,184	$12.685630	205,304	1.62%	4.29%
2009	0.95%	16,184	12.163773	196,859	4.06%	12.24%
2008	0.95%	83,776	10.837162	907,894	4.07%	-1.40%
2007	0.95%	38,666	10.990673	424,965	4.71%	6.35%
2006	0.95%	38,666	10.334531	399,595	4.26%	2.98%
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.95%	1,554	13.982135	21,728	1.44%	7.08%
2009	0.95%	1,554	13.057113	20,291	3.10%	17.22%
2008	0.95%	1,554	11.138774	17,310	3.55%	-7.91%
2007	0.95%	1,554	12.095237	18,796	4.59%	9.59%
2006	0.95%	1,553	11.036906	17,140	3.59%	-0.21%
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.95%	24,103	14.658157	353,306	2.42%	7.09%
2009	0.95%	24,106	13.688171	329,967	5.86%	12.95%
2008	0.95%	186,889	12.119313	2,264,966	4.45%	3.75%
2007	0.95%	95,152	11.680853	1,111,457	4.74%	7.70%
2006	0.95%	94,291	10.845296	1,022,614	4.41%	2.86%
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2010	0.95%	161	15.792513	2,543	5.57%	16.92%
2009	0.95%	162	13.506929	2,188	7.99%	58.97%
2008	0.95%	163	8.496662	1,385	8.42%	-36.04%
2007	0.95%	164	13.284091	2,179	5.44%	4.91%
2006	0.95%	165	12.662441	2,089	8.41%	7.47%
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	0.95%	2,599	21.951916	57,053	1.96%	28.73%
2009	0.95%	2,599	17.053035	44,321	0.00%	56.54%
2008	0.95%	2,600	10.893576	28,323	2.65%	-43.81%
2007	0.95%	2,601	19.387108	50,426	1.51%	2.98%
2006	0.95%	2,598	18.825238	48,908	0.24%	19.92%
Equity Income Portfolio - II (TREI2)
2009	0.95%	155	12.394944	1,921	1.66%	24.06%
2008	0.95%	1,608	9.990970	16,065	2.14%	-36.87%
2007	0.95%	1,609	15.826462	25,465	1.53%	2.05%
2006	0.95%	1,610	15.509191	24,970	2.01%	17.52%
Mid-Cap Growth Portfolio - II (TRMCG2)
2010	0.95%	1,928	20.410072	39,351	0.00%	26.57%
2009	0.95%	1,360	16.126142	21,932	0.00%	43.98%
2008	0.95%	2,596	11.199911	29,075	0.00%	-40.51%
2007	0.95%	2,596	18.825676	48,871	0.00%	16.11%
2006	0.95%	2,596	16.214301	42,092	0.00%	5.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -14 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***
New America Growth Portfolio (TRNAG1)
2010	0.95%	683	14.340112	$9,794	0.20%	18.51%
2009	0.95%	685	12.099841	8,288	0.00%	48.34%
2008	0.95%	689	8.156679	5,620	0.00%	-38.83%
2007	0.95%	691	13.334499	9,214	0.00%	12.69%
2006	0.95%	693	11.832539	8,200	0.10%	6.31%

2010	Contract owners equity:				$2,079,447
2009	Contract owners equity:				$1,824,828
2008	Contract owners equity:				$4,338,922
2007	Contract owners equity:				$6,062,402
2006	Contract owners equity:				$5,953,156
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.